Convertible Preferred Stock and Stockholders’ Equity (Tables)	8 Months Ended
Sep. 30, 2024
Convertible Preferred Stock and Stockholders’ Equity [Abstract]
Schedule of Convertible Preferred Stock	As of September 30, 2024, convertible preferred stock consisted of the following (in thousands, except share data):
	September 30, 2024
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Common Stock Issuable Upon Conversion
Series A Non-Voting Preferred Stock	2,439	2,439	$52,841	2,439,000
Series B Non-Voting Preferred Stock	251,504	137,138	$2,931	11,428,149

Schedule of Common Stock Reserved for Future Issuance	As of September 30, 2024, the Company had common stock reserved for future issuance as follows:
September 30, 2024
Shares issuable on conversion of Company Series A Preferred Stock	2,439,000
Shares issuable on conversion of Company Series B Preferred Stock	11,428,149
Shares issuable upon exercise of pre-funded warrants	6,202,207
Outstanding and issued stock options	1,287,760
Outstanding and issued employee warrants	3,054,358
Shares available for grant under 2024 Stock Incentive Plan	4,526,324
Shares available for grant under 2024 Employee Stock Purchase Plan	463,489
Total shares of common stock reserved	29,401,287